Property, furniture and equipment, net - Summary of lease related transactions recognized in income statement (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expenses of right-of-use assets	S/ 49,305	S/ 53,134	S/ 58,698
Interest expenses of lease liabilities, Note 19(a)	5,562	9,283	14,004
Expenses related to short term and low value assets leases	9,643	10,958	11,841
Total amount recognized in the consolidated statement of income	S/ 64,510	S/ 73,375	S/ 84,543